Asset Acquisitions	12 Months Ended
Dec. 31, 2013
Asset Acquisitions
Asset Acquisitions

8.  Asset Acquisitions

On June 29, 2012, we completed our acquisition of the Youngs Creek Mining Company, LLC project joint venture and other related coal and surface assets, including CX Ranch, from Chevron U.S.A. Inc. (“Chevron”) and CONSOL Energy Inc. (“CONSOL”) for $300 million.  The acquisition expands our mineral assets to serve the domestic and international markets.  This was an asset acquisition.  The full amount of the consideration paid is recorded within the land, surface rights, and mineral rights line item of property, plant, and equipment.  We utilized available cash on hand to fund the acquisition.

Future development timing and production levels are expected to depend largely on the availability of additional export terminal capacity on the West Coast and continued strong Asian demand for PRB thermal coal.

Securities and Exchange Commission Industry Guide 7 provides guidance for economic modeling to support classification of coal assets as proven and probable reserves.  The completion of such a model for the Youngs Creek project will require additional exploration and assessment of market factors to support a definitive mine plan for the development of the property.  At present, there are a number of alternatives we are considering with respect to the development of this property.  Consequently, we are unable to complete a definitive mine plan for the property at this time.  As a result, we are not able to classify the mineral rights as proven and probable reserves; we are not in a position to reasonably estimate any additional taxable income attributable to the development and operation of a mine; and no update was made to the tax agreement liability during the twelve months ended December 31, 2013 and 2012 relating to this acquisition (see Note 10).  We will continue to evaluate the many development options for these assets and expect to update our proven and probable reserves and the tax agreement liability when definitive mine plans are sufficiently advanced.

As the Youngs Creek project is an undeveloped, greenfield surface mine project, there is no revenue or income related to the acquired properties.